Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Digital Health ETF	Oct. 30, 2023
Fidelity Digital Health ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(25.66%)
Since Inception	(21.47%)	[1]
Fidelity Digital Health ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.69%)
Since Inception	(21.49%)	[1]
Fidelity Digital Health ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.18%)
Since Inception	(16.25%)	[1]
IXV7O
Average Annual Return:
Past 1 year	(25.24%)
Since Inception	(21.03%)	[1]
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	(10.36%)	[1]

[1]	AFrom October 5, 2021.